Real Estate Owned (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Company's combined result of operations
Pro forma revenues	$ 672,074	$ 576,494
Pro forma loss attributable to common stockholders	$ (4,309)	$ (109,442)
Pro forma loss attributable to common stockholders - basic	$ (0.02)	$ (0.64)
Pro forma loss attributable to common stockholders - diluted	$ (0.02)	$ (0.64)